Related Party Transactions	12 Months Ended
Dec. 31, 2017
Notes
Related Party Transactions

4.        RELATED PARTY TRANSACTIONS

During the period from July 7, 2017 (date of inception) through December 31, 2017, we recorded $90,000 in fees for management consulting services provided by 2002 Management Inc., a consulting firm owned by Mr. Michael Mildenberger, our CEO, pursuant to a consulting agreement dated July 7, 2017. As of December 31, 2017, there were $5,000 in consulting fees payable to 2002 Management Inc.

During the period from July 7, 2017 (date of inception) through December 31, 2017, we recorded $30,000 in fees for regulatory compliance services provided by Mr. Giovani Soleti, our acting chief operating officer, pursuant to a consulting agreement dated July 7, 2017. As of December 31, 2017, we recorded consulting fees payable to Mr. Soleti of $10,000 which are included in related party payables in our balance sheet.

During the period from July 7, 2017 (date of inception) through December 31, 2017, we recorded $4,000 in fees for advisory services provided by Funding Wonder, Inc., a company in which Messrs. Mildenberger and Soleti are the majority shareholders. The services were provided pursuant to a verbal agreement between us and Funding Wonder, Inc. As of December 31, 2017, there were $0 in advisory fees payable to Funding Wonder, Inc.

On August 11, 2017, we issued 750,000 shares of our common stock to Funding Wonder, Inc. (“Funding Wonder”), our affiliate, at a price of $0.0667, or approximately $50,000 for certain rights and services which were recorded as stock-based compensation in our statement of operations for the period from July 7, 2017 (date of inception) through December 31, 2017.

During the period from July 7, 2017 (date of inception) through December 31, 2017, we acquired, through the issuance of 14,250,000 shares of our common stock, software from Funding Wonder, Inc., our affiliate, in connection with the development of our web hosted financial platform. The value of the acquired software was based on the historical cost of the software, which was recorded as $817,469 on the acquisition date of August 11, 2017. Additionally, we also recorded a license fee of $40,000 in connection with this transaction which is included in total acquired software cost of $857,469.

On July 7, 2017, we entered into a sublease agreement with Funding Wonder, Inc., our affiliate, for the lease of our corporate facility in Miami, Florida. The term of the sublease is monthly and can be terminated by either party with thirty-days’ notice. The monthly lease payment is $5,600 per month. From July 7, 2017 (date of inception) through December 31, 2017, we recorded rent expense of $32,893.

On October 18, 2017, we entered into a Promissory Note in the principal amount of $50,000 (the “Note”) with a private investor who is also an affiliate. The Note bears interest at the rate of 3% per annum and all principal and accrued interest is due on October 18, 2018. As of December 31, 2017, the principal balance outstanding and accrued interest payable was $50,000 and $312, respectively.